FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value Disclosures [Abstract]
Fair Value, Concentration of Risk [Table Text Block]
Revenue and receivables from transactions with external customers that amount to 10% or more of revenue during the years ended December 31 are set forth below:
Percentage of revenue from major customers:

	Years ended December 31,
	2017	2016	2015
Saudi Aramco (2)	29%	20%	19%
Anadarko (3)	17%	8%	10%
Cobalt International (1) (3)	14%	12%	8%
Repsol (3)	7%	12%	5%
ConocoPhillips (2)	7%	11%	13%
Freeport-McMoRan (3)	—%	12%	6%

(1) The year ended December 31, 2017 includes amortization of $95.9 million of revenue deferred in 2016 related to a contract amendment to the Company's subsidiary's drilling contract with Cobalt International (See Note 1).

(2) Included in the Jack-ups Segment
(3) Included in the Deepwater Segment
Percentage of receivables from major customers:

	December 31,
	2017	2016	2015
Saudi Aramco (1)	34%	32%	34%
Anadarko (2)	19%	4%	9%
Cobalt International (2)	—%	19%	5%
Repsol (2)	5%	12%	1%
ConocoPhillips (1)	8%	8%	12%
Freeport-McMoRan (2)	—%	—%	9%

(1) Included in the Jack-ups Segment
(2) Included in the Deepwater Segment

Assets and liabilities measured at fair value on recurring basis
Assets measured at fair value on a recurring basis are presented below (in millions):

		Estimated fair value measurements
	Fair value	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
December 31, 2017:
Assets - cash equivalents	$1,332.1	$1,332.1	$—	$—
Other assets (Egyptian Pounds)	2.2	2.2	—	—
Other assets (Angolan Kwanza)	4.3	4.3	—	—

December 31, 2016:
Assets - cash equivalents	$1,242.3	$1,242.3	$—	$—
Derivative	6.1	—	—	6.1
Other assets (Egyptian Pounds)	4.2	4.2	—	—

Assets measured at fair value on a nonrecurring basis
Assets measured at fair value on a nonrecurring basis and whose carrying values were remeasured during the years ended December 31 are set forth below (in millions):

		Estimated fair value measurements
	Fair value	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total gains (losses)
2016:
Property and equipment, net (1)	$9.3	$—	$—	$9.3	$(34.3)

2015:
Property and equipment, net (2)	$128.0	$—	$—	$128.0	$(329.8)

(1) This represents a non-recurring fair value measurement made at September 30, 2016 for five jack-up drilling units.
(2) This represents a non-recurring fair value measurement made at September 30, 2015 for ten jack-up drilling units.